Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable	The age of accounts receivable along with the expected credit losses and present value adjustment are as follows:
	December 31, 2025	December 31, 2024
Current receivables
Domestic sales	2,278,321	1,994,667
Foreign sales	1,285,531	1,176,603
Subtotal	3,563,852	3,171,270
Overdue receivables:
From 1 to 30 days	577,982	444,687
From 31 to 60 days	45,695	61,314
From 61 to 90 days	19,669	20,603
Above 90 days	104,315	130,845
Expected credit losses	(76,685)	(89,060)
Present value adjustment (1)	(2,904)	(4,119)
Subtotal	668,072	564,270
Trade accounts receivable, net	4,231,924	3,735,540

(1)	The receivables are adjusted to present value using the interest rates applicable to the Group contracts present value using interest rates directly related to customer credit profiles.

Schedule of Changes in Expected Credit Losses	Below are the changes in the allowance for expected credit losses:
Changes in expected credit losses:
	December 31, 2025	December 31, 2024	December 31, 2023
Balance at the beginning of the year	(89,060)	(84,913)	(82,636)
Additions	(31,732)	(17,195)	(9,906)
Write-offs/Reversals	49,485	7,684	9,580
Exchange rate variation	(5,379)	5,364	(1,951)
Balance at the end of the year	(76,686)	(89,060)	(84,913)